STOCK-BASED COMPENSATION EXPENSE (Tables)	9 Months Ended
Sep. 30, 2021
STOCK-BASED COMPENSATION EXPENSE
Schedule of fair value of the common stock warrants valuation assumptions

	Nine Months Ended September 30,		Years Ended December 31,
	2021	2020	2020	2019

	(unaudited)
Risk-free interest rate	0.55 – 1.09%	0.29 – 1.63%	0.29 – 1.63%	1.64 – 2.63%
Expected term (in years)	5.47 – 6.07	5.82 – 6.05	5.66 – 6.28	5.71 – 6.28
Expected dividend yield.	0%	0%	0%	0%
Expected volatility	36.88 – 51.52%	31.29 – 36.38%	31.29 – 36.85%	31.00 – 31.50%

Schedule of stock-based compensation expense

The following table presents the impact of stock-based compensation expense on the Statements of Operations for the nine months ended periods ending September 30, 2021 and 2020 (unaudited), and the years ending December 31, 2020 and 2019 respectively (in thousands):

	Nine Months Ended		Years Ended
	September 30,		December 31,
	2021	2020	2020	2019

	(unaudited)
Research and development	$1,126	$614	$743	$585
General, and administrative	695	57	99	41
Total stock-based compensation expense	$1,821	$671	$842	$626

Schedule of changes in stock options

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual	Value
	Outstanding	Per Share	Term (years)	(in thousands)
Outstanding at December 31, 2018	8,268,978	$0.15	9.04	$4,118
Granted.	2,214,000	0.38
Exercised	1,834,756	0.19		1,290
Cancelled	873,781	0.17
Outstanding at December 31, 2019	7,774,441	$0.20	8.29	$9,469
Granted.	2,275,328	0.85
Exercised	648,376	0.22		1,226
Cancelled	880,670	0.29
Outstanding at December 31, 2020	8,520,723	$0.37	7.68	$15,194
Granted.	1,056,750	2.34
Exercised	556,535	0.43		5,079
Cancelled	465,116	0.64
Outstanding at September 30, 2021.	8,555,822	$0.59	7.15	$208,320
Vested and exercisable as of September 30, 2021.	5,614,819	$0.27	6.32	$138,515

Schedule of RSU activities

RSUs Outstanding
Weighted Average
	(unaudited)	Grant date Fair
	Number of RSUs	Value Per Share
(in thousands)
Balance as of March 31, 2021	—	—
RSUs granted	2,842	$24.94
RSUs vested	—	—
RSUs forfeited	—	—
Balance as of September 30, 2021.	2,842	$24.94